GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2021
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES
18.	GENERAL AND ADMINISTRATIVE EXPENSES

	2021	2020
Office and administrative	$1,911	$643
Professional fees	1,702	1,389
Regulatory and transfer agent	662	142
Salaries and benefits	2,932	2,156
	$7,207	$4,330